Document and Entity Information	Mar. 03, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 03, 2021
Entity Registrant Name	OWENS & MINOR INC/VA/
Entity Incorporation, State or Country Code	VA
Entity File Number	001-09810
Entity Tax Identification Number	54-1701843
Entity Address, Address Line One	9120 Lockwood Blvd.
Entity Address, City or Town	Mechanicsville
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23116
City Area Code	804
Local Phone Number	723-7000
Title of 12(b) Security	Common Stock, $2 par value per share
Trading Symbol	OMI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Flag	false
Entity Central Index Key	0000075252